Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT1-0426
1.9867767.110
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 7.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,586,063	5,389,740
Interactive Media & Services - 0.1%
CAR Group Ltd	151,035	2,902,781
REA Group Ltd	21,092	2,786,937
		5,689,718
TOTAL COMMUNICATION SERVICES		11,079,458
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	452,898	26,126,134
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	221,579	8,264,123
Lottery Corp/The	888,356	3,185,824
		11,449,947
TOTAL CONSUMER DISCRETIONARY		37,576,081
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	536,140	7,944,698
Woolworths Group Ltd	487,806	10,509,814
TOTAL CONSUMER STAPLES		18,454,512
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,296,056	6,326,585
Woodside Energy Group Ltd	758,661	13,395,302
TOTAL ENERGY		19,721,887
Financials - 2.7%
Banks - 2.1%
ANZ Group Holdings Ltd	1,190,744	30,292,944
Commonwealth Bank of Australia	667,897	69,465,854
National Australia Bank Ltd	1,222,467	36,722,202
Westpac Banking Corp	1,365,095	36,901,667
		173,382,667
Capital Markets - 0.3%
ASX Ltd	77,539	3,092,793
Macquarie Group Ltd	144,490	21,348,620
		24,441,413
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	136,460	3,666,973
Insurance - 0.3%
Insurance Australia Group Ltd	943,765	4,994,650
Medibank Pvt Ltd	1,099,343	3,536,737
QBE Insurance Group Ltd	602,627	8,259,470
Suncorp Group Ltd	432,091	5,115,072
		21,905,929
TOTAL FINANCIALS		223,396,982
Health Care - 0.5%
Biotechnology - 0.3%
CSL Ltd	193,627	24,398,907
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	26,100	4,890,821
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	2,073,674	4,461,969
Sonic Healthcare Ltd	187,380	2,996,546
		7,458,515
Health Care Technology - 0.0%
Pro Medicus Ltd	22,945	2,941,823
TOTAL HEALTH CARE		39,690,066
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	543,802	8,482,354
Passenger Airlines - 0.0%
Qantas Airways Ltd	295,821	2,074,369
Professional Services - 0.1%
Computershare Ltd	207,715	4,731,251
Trading Companies & Distributors - 0.0%
SGH Ltd	81,196	2,624,626
Transportation Infrastructure - 0.1%
Transurban Group unit	1,242,907	12,073,701
TOTAL INDUSTRIALS		29,986,301
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	80,466	3,249,885
Materials - 2.3%
Metals & Mining - 2.3%
BHP Group Ltd	2,027,037	69,815,947
Evolution Mining Ltd	810,508	8,302,284
Fortescue Ltd	675,893	9,883,820
Glencore PLC	4,011,749	27,349,523
Lynas Rare Earths Ltd (b)	361,556	3,639,469
Northern Star Resources Ltd	542,497	10,932,600
Rio Tinto Ltd (c)	148,140	15,633,487
Rio Tinto PLC	450,485	41,099,699
South32 Ltd	1,795,683	5,688,486
TOTAL MATERIALS		192,345,315
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	966,895	3,629,073
Industrial REITs - 0.2%
Goodman Group unit	816,066	17,462,862
Retail REITs - 0.1%
Scentre Group unit	2,081,461	5,913,656
Vicinity Ltd unit	1,559,991	2,672,297
		8,585,953
TOTAL REAL ESTATE		29,677,888
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	687,533	5,649,411
Gas Utilities - 0.0%
Apa Group unit	525,096	3,239,664
TOTAL UTILITIES		8,889,075
TOTAL AUSTRALIA		614,067,450
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	58,761	3,486,100
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	122,882	15,949,571
Raiffeisen Bank International AG	52,514	2,656,722
TOTAL FINANCIALS		18,606,293
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	27,158	1,994,278
TOTAL AUSTRIA		24,086,671
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,567	1,958,879
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	394,507	28,397,820
Food Products - 0.0%
Lotus Bakeries NV	163	1,912,799
TOTAL CONSUMER STAPLES		30,310,619
Financials - 0.3%
Banks - 0.2%
KBC Group NV	91,671	12,919,938
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	31,898	3,021,043
Sofina SA	6,590	1,921,618
		4,942,661
Insurance - 0.0%
Ageas SA/NV	59,548	4,231,584
TOTAL FINANCIALS		22,094,183
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	7,995	2,032,789
UCB SA	50,459	15,275,877
TOTAL HEALTH CARE		17,308,666
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	29,027	2,443,596
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	17,424	2,525,928
TOTAL BELGIUM		76,641,871
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	66,076	3,040,848
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	157,392	7,856,601
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	522,212	30,027,855
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	766,500	2,042,634
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	1,477,000	7,797,069
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	1,031,000	2,706,973
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	539,000	2,010,530
TOTAL INDUSTRIALS		4,717,503
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	427,000	1,379,587
TOTAL CHINA		45,964,648
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	77,097	4,454,028
DENMARK - 1.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	31,531	2,547,363
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	37,526	5,080,619
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	266,599	13,604,257
Insurance - 0.0%
Tryg A/S	134,199	3,261,067
TOTAL FINANCIALS		16,865,324
Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (b)	24,346	7,931,573
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	50,331	4,290,467
Demant A/S (b)	38,367	1,342,161
		5,632,628
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	1,285,374	76,324,538
TOTAL HEALTH CARE		89,888,739
Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	81,563	22,901,101
Building Products - 0.0%
ROCKWOOL A/S Series B	38,595	1,308,175
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	403,057	12,217,226
TOTAL INDUSTRIALS		36,426,502
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	140,633	8,609,386
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(d)(e)	210,938	4,740,819
TOTAL DENMARK		164,158,752
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	56,762	2,500,230
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	109,540	2,770,855
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	168,842	4,314,951
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	1,239,418	23,946,064
Insurance - 0.1%
Sampo Oyj A Shares	966,098	10,774,230
TOTAL FINANCIALS		34,720,294
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	43,591	3,598,857
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	135,625	9,745,459
Metso Oyj	264,633	5,180,470
Wartsila OYJ Abp	200,731	8,137,428
TOTAL INDUSTRIALS		23,063,357
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	2,114,070	13,616,539
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	232,334	2,681,817
UPM-Kymmene Oyj	210,564	5,809,069
TOTAL MATERIALS		8,490,886
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	179,065	4,227,052
TOTAL FINLAND		97,303,021
FRANCE - 8.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	743,215	13,816,397
Media - 0.1%
Publicis Groupe SA	91,340	9,129,277
TOTAL COMMUNICATION SERVICES		22,945,674
Consumer Discretionary - 1.4%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	267,516	9,934,378
Automobiles - 0.0%
Renault SA	76,690	2,898,035
Hotels, Restaurants & Leisure - 0.1%
Accor SA	78,215	4,251,779
FDJ UNITED	44,352	1,174,473
Sodexo SA	35,301	1,803,585
		7,229,837
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	12,640	30,400,150
Kering SA	29,711	9,275,121
LVMH Moet Hennessy Louis Vuitton SE	99,805	64,414,611
		104,089,882
TOTAL CONSUMER DISCRETIONARY		124,152,132
Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	80,546	7,168,278
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	235,840	3,862,868
Food Products - 0.2%
Danone SA	258,379	20,246,565
Personal Care Products - 0.6%
L'Oreal SA	72,564	33,338,769
L'Oreal SA (loyalty shares)	23,300	10,704,941
		44,043,710
TOTAL CONSUMER STAPLES		75,321,421
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Bollore SE	280,409	1,600,091
TotalEnergies SE	792,574	57,449,055
TOTAL ENERGY		59,049,146
Financials - 1.3%
Banks - 0.9%
BNP Paribas SA	401,144	43,376,727
Credit Agricole SA	425,834	9,222,045
Societe Generale SA Series A	282,052	24,716,079
		77,314,851
Capital Markets - 0.0%
Amundi SA (d)(e)	24,577	2,183,469
Financial Services - 0.0%
Edenred SE	95,745	2,005,392
Insurance - 0.4%
AXA SA	692,278	31,567,282
TOTAL FINANCIALS		113,070,994
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
BioMerieux	16,543	1,917,784
EssilorLuxottica SA	120,151	36,730,373
		38,648,157
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	11,651	2,600,520
Pharmaceuticals - 0.0%
Ipsen SA	15,049	2,454,554
TOTAL HEALTH CARE		43,703,231
Industrials - 2.4%
Aerospace & Defense - 1.4%
Airbus SE	237,159	54,297,559
Dassault Aviation SA	7,822	2,965,124
Safran SA	143,719	51,349,567
Thales SA	36,988	11,322,986
		119,935,236
Building Products - 0.2%
Cie de Saint-Gobain SA	179,255	17,693,460
Construction & Engineering - 0.4%
Bouygues SA	76,571	4,139,720
Eiffage SA	27,385	4,055,978
Vinci SA	199,119	28,630,272
		36,825,970
Electrical Equipment - 0.2%
Legrand SA	104,666	16,710,765
Machinery - 0.1%
Alstom SA (b)	138,298	4,415,635
Professional Services - 0.1%
Bureau Veritas SA	135,849	4,363,875
Trading Companies & Distributors - 0.0%
Rexel SA	89,504	3,770,565
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	13,825	1,827,202
Getlink SE Series A	120,711	2,390,947
		4,218,149
TOTAL INDUSTRIALS		207,933,655
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	61,542	9,562,288
Software - 0.1%
Dassault Systemes SE	267,668	7,362,161
TOTAL INFORMATION TECHNOLOGY		16,924,449
Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	175,014	32,773,549
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	22,281	1,419,580
Office REITs - 0.0%
Gecina SA	18,376	1,687,015
Retail REITs - 0.0%
Klepierre SA	85,839	3,300,746
Unibail-Rodamco-Westfield unit	48,583	5,355,671
		8,656,417
TOTAL REAL ESTATE		11,763,012
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	551,927	16,478,575
Engie SA (b)	177,100	5,287,575
Veolia Environnement SA	251,679	9,439,775
TOTAL UTILITIES		31,205,925
TOTAL FRANCE		738,843,188
GERMANY - 8.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	1,468,277	49,272,865
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	24,907	2,094,693
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	29,945	2,983,380
TOTAL COMMUNICATION SERVICES		54,350,938
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	43,895	3,467,342
Automobiles - 0.5%
Bayerische Motoren Werke AG	110,968	11,498,870
Mercedes-Benz Group AG	288,206	19,697,222
		31,196,092
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	89,640	2,586,241
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	68,248	12,100,616
TOTAL CONSUMER DISCRETIONARY		49,350,291
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	40,336	3,329,702
Personal Care Products - 0.0%
Beiersdorf AG	38,737	4,620,526
TOTAL CONSUMER STAPLES		7,950,228
Financials - 2.0%
Banks - 0.1%
Commerzbank AG	292,517	12,028,238
Capital Markets - 0.6%
Deutsche Bank AG	738,692	29,157,766
Deutsche Boerse AG	75,154	19,030,900
		48,188,666
Insurance - 1.3%
Allianz SE	154,124	67,864,215
Hannover Rueck SE	24,067	6,812,443
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,142	31,602,046
Talanx AG	25,771	3,253,325
		109,532,029
TOTAL FINANCIALS		169,748,933
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	135,045	6,740,571
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	87,839	3,954,425
Fresenius SE & Co KGaA	168,612	9,435,591
		13,390,016
Pharmaceuticals - 0.3%
Bayer AG	392,088	20,738,196
Merck KGaA	51,572	7,683,855
		28,422,051
TOTAL HEALTH CARE		48,552,638
Industrials - 2.8%
Aerospace & Defense - 0.6%
Hensoldt AG (c)	25,354	2,513,964
MTU Aero Engines AG	21,482	9,536,151
Rheinmetall AG	18,360	38,770,831
		50,820,946
Air Freight & Logistics - 0.2%
Deutsche Post AG	383,143	21,428,617
Construction & Engineering - 0.0%
HOCHTIEF AG	6,206	2,610,009
Electrical Equipment - 0.6%
Siemens Energy AG (b)	309,312	52,998,243
Industrial Conglomerates - 1.2%
Siemens AG	303,320	91,702,825
Machinery - 0.2%
Daimler Truck Holding AG	189,589	9,204,913
Gea Group Ag	58,476	4,186,597
Knorr-Bremse AG	28,948	3,378,165
Rational AG	2,042	1,641,089
		18,410,764
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	239,560	2,470,473
Trading Companies & Distributors - 0.0%
Brenntag SE	48,973	2,983,777
TOTAL INDUSTRIALS		243,425,654
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	521,191	25,477,128
Software - 1.0%
Nemetschek SE	23,056	2,021,011
SAP SE	416,763	83,256,097
		85,277,108
TOTAL INFORMATION TECHNOLOGY		110,754,236
Materials - 0.5%
Chemicals - 0.3%
BASF SE	356,208	19,311,459
Evonik Industries AG	102,292	1,588,399
Symrise AG	52,987	4,460,822
		25,360,680
Construction Materials - 0.2%
Heidelberg Materials AG	53,414	14,628,535
TOTAL MATERIALS		39,989,215
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	30,168	2,174,186
Vonovia SE	301,973	8,841,555
TOTAL REAL ESTATE		11,015,741
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	252,341	16,008,496
Multi-Utilities - 0.2%
E.ON SE	896,089	18,975,830
TOTAL UTILITIES		34,984,326
TOTAL GERMANY		770,122,200
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,514,000	2,267,482
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,329,500	3,912,496
Financials - 1.2%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR (b)	22,700	3,690,339
Hong Kong Exchanges & Clearing Ltd	480,760	26,504,834
		30,195,173
Insurance - 0.9%
AIA Group Ltd	4,192,400	48,369,742
Prudential PLC	1,022,711	16,798,280
		65,168,022
TOTAL FINANCIALS		95,363,195
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	620,690	2,747,464
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	139,500	1,346,411
Machinery - 0.1%
Techtronic Industries Co Ltd	584,500	7,968,312
TOTAL INDUSTRIALS		12,062,187
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	767,925	4,506,046
Henderson Land Development Co Ltd	580,021	2,310,551
Hongkong Land Holdings Ltd (Singapore)	433,220	3,678,038
Sino Land Co Ltd	1,462,175	2,204,839
Sun Hung Kai Properties Ltd	578,000	9,300,265
Wharf Real Estate Investment Co Ltd	666,000	2,317,159
		24,316,898
Retail REITs - 0.0%
Link REIT	1,039,473	4,779,492
TOTAL REAL ESTATE		29,096,390
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	251,500	2,068,442
CLP Holdings Ltd	655,500	6,205,019
Power Assets Holdings Ltd	553,000	4,293,269
		12,566,730
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,470,074	4,217,105
TOTAL UTILITIES		16,783,835
TOTAL HONG KONG		159,485,585
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	64,761	4,712,658
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	64,728	5,739,055
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	852,803	9,552,722
Bank of Ireland Group PLC	380,823	7,739,400
TOTAL FINANCIALS		17,292,122
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	61,308	5,341,350
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	70,416	10,115,963
TOTAL INDUSTRIALS		15,457,313
TOTAL IRELAND		38,488,490
ISRAEL - 1.0%
Financials - 0.5%
Banks - 0.4%
Bank Hapoalim BM	499,140	12,378,459
Bank Leumi Le-Israel BM	594,328	14,328,757
Israel Discount Bank Ltd Class A	488,245	5,772,968
Mizrahi Tefahot Bank Ltd	62,253	4,888,417
		37,368,601
Insurance - 0.1%
Phoenix Financial Ltd	91,328	4,449,059
TOTAL FINANCIALS		41,817,660
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	457,713	15,598,859
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	11,104	7,873,983
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	22,220	1,929,585
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	11,753	5,839,246
Software - 0.1%
Check Point Software Technologies Ltd (b)(c)	34,275	6,152,706
Nice Ltd (b)	24,640	2,632,008
		8,784,714
TOTAL INFORMATION TECHNOLOGY		16,553,545
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	309,018	1,682,843
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	16,929	2,280,211
TOTAL ISRAEL		85,807,101
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	111,591	984,121
Telecom Italia SpA/Milano (b)	4,589,650	3,100,995
TOTAL COMMUNICATION SERVICES		4,085,116
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	50,308	16,744,831
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	93,231	5,416,162
TOTAL CONSUMER DISCRETIONARY		22,160,993
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	87,062	4,705,686
Davide Campari-Milano NV	245,744	1,743,095
TOTAL CONSUMER STAPLES		6,448,781
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	816,284	16,684,138
Financials - 1.7%
Banks - 1.4%
Banca Monte dei Paschi di Siena SpA	788,233	8,160,456
Banco BPM SpA	453,564	6,784,917
BPER Banca SPA	588,026	8,263,132
FinecoBank Banca Fineco SpA	244,109	6,467,075
Intesa Sanpaolo SpA	5,684,446	40,242,420
UniCredit SpA	559,511	48,759,179
		118,677,179
Financial Services - 0.1%
Banca Mediolanum SpA	89,276	2,091,069
Nexi SpA (c)(d)(e)	210,497	899,493
Poste Italiane SpA (d)(e)	182,372	4,799,077
		7,789,639
Insurance - 0.2%
Generali	340,150	13,865,938
Unipol Assicurazioni SpA	143,170	3,186,241
		17,052,179
TOTAL FINANCIALS		143,518,997
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	45,861	2,519,104
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	161,515	10,793,504
Electrical Equipment - 0.2%
Prysmian SpA	112,355	13,377,931
Passenger Airlines - 0.1%
Ryanair Holdings PLC	336,754	11,429,212
TOTAL INDUSTRIALS		35,600,647
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	3,245,951	35,863,091
Terna - Rete Elettrica Nazionale	561,452	6,073,509
		41,936,600
Gas Utilities - 0.0%
Snam SpA	804,636	5,529,989
TOTAL UTILITIES		47,466,589
TOTAL ITALY		278,484,365
JAPAN - 22.1%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
NTT Inc	11,928,500	11,986,711
Entertainment - 0.5%
Capcom Co Ltd	138,300	3,525,118
Konami Group Corp	40,100	5,822,222
Nexon Co Ltd	148,110	3,524,742
Nintendo Co Ltd	440,600	27,284,401
Toho Co Ltd/Tokyo	42,170	2,146,376
		42,302,859
Interactive Media & Services - 0.0%
LY Corp	1,099,200	2,814,416
Wireless Telecommunication Services - 0.9%
KDDI Corp	1,170,100	19,755,940
SoftBank Corp	11,465,500	15,584,585
SoftBank Group Corp	1,525,400	41,654,689
		76,995,214
TOTAL COMMUNICATION SERVICES		134,099,200
Consumer Discretionary - 3.5%
Automobile Components - 0.4%
Aisin Corp	196,970	3,517,230
Bridgestone Corp	455,800	10,261,999
Denso Corp	697,100	9,672,098
Sumitomo Electric Industries Ltd	285,200	12,391,347
		35,842,674
Automobiles - 1.5%
Honda Motor Co Ltd	1,475,200	14,836,879
Isuzu Motors Ltd	213,600	3,429,801
Nissan Motor Co Ltd (b)(c)	889,200	2,167,304
Subaru Corp	234,100	5,025,699
Suzuki Motor Corp	627,400	8,539,791
Toyota Motor Corp	3,782,350	85,728,882
Yamaha Motor Co Ltd	365,900	2,750,870
		122,479,226
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	761,000	4,505,533
Rakuten Group Inc (b)	605,500	3,619,071
Ryohin Keikaku Co Ltd	201,700	4,015,493
		12,140,097
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	431,200	7,548,764
Zensho Holdings Co Ltd	38,500	2,083,965
		9,632,729
Household Durables - 0.8%
Panasonic Holdings Corp	930,600	12,759,176
Sekisui House Ltd	238,100	5,289,401
Sony Group Corp	2,454,500	54,116,593
		72,165,170
Leisure Products - 0.1%
Bandai Namco Holdings Inc	233,600	6,052,830
Shimano Inc	29,800	3,396,830
		9,449,660
Specialty Retail - 0.4%
Fast Retailing Co Ltd	76,200	28,951,667
Nitori Holdings Co Ltd (c)	159,900	2,733,327
Sanrio Co Ltd (c)	71,400	2,193,765
ZOZO Inc	178,400	1,470,912
		35,349,671
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	278,527	6,686,016
TOTAL CONSUMER DISCRETIONARY		303,745,243
Consumer Staples - 1.0%
Beverages - 0.1%
Asahi Group Holdings Ltd	607,300	6,327,677
Kirin Holdings Co Ltd	310,300	4,796,056
Suntory Beverage & Food Ltd	55,600	1,750,703
		12,874,436
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	888,900	12,147,994
Kobe Bussan Co Ltd	60,200	1,480,105
MatsukiyoCocokara & Co	131,500	2,105,563
Seven & i Holdings Co Ltd	832,200	11,917,608
Tsuruha Holdings Inc	81,800	1,303,429
		28,954,699
Food Products - 0.1%
Ajinomoto Co Inc	361,300	8,217,731
Kikkoman Corp	271,000	2,434,902
		10,652,633
Household Products - 0.0%
Unicharm Corp	446,300	2,709,061
Personal Care Products - 0.1%
Kao Corp	186,100	7,444,464
Shiseido Co Ltd	159,700	2,712,919
		10,157,383
Tobacco - 0.3%
Japan Tobacco Inc	479,100	17,315,486
TOTAL CONSUMER STAPLES		82,663,698
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	1,080,500	9,065,839
Idemitsu Kosan Co Ltd	308,815	2,607,048
Inpex Corp	351,900	7,828,843
TOTAL ENERGY		19,501,730
Financials - 3.9%
Banks - 2.5%
Chiba Bank Ltd/The	225,100	3,031,198
Japan Post Bank Co Ltd	713,584	12,633,886
Mitsubishi UFJ Financial Group Inc	4,575,500	82,863,992
Mizuho Financial Group Inc	993,720	43,145,276
Resona Holdings Inc	828,820	9,664,154
Sumitomo Mitsui Financial Group Inc	1,462,600	51,469,554
Sumitomo Mitsui Trust Group Inc	253,500	8,466,596
Yokohama Financial Group Inc	411,400	3,732,267
		215,006,923
Capital Markets - 0.3%
Daiwa Securities Group Inc	532,400	5,172,289
Japan Exchange Group Inc	396,200	4,323,423
Nomura Holdings Inc	1,199,400	10,869,369
SBI Holdings Inc	224,100	5,045,001
		25,410,082
Financial Services - 0.2%
Mitsubishi HC Capital Inc	351,300	3,062,185
ORIX Corp	464,200	14,146,682
Sony Financial Group Inc (b)	2,426,300	2,437,902
		19,646,769
Insurance - 0.9%
Dai-ichi Life Holdings Inc	1,403,200	12,263,040
Japan Post Holdings Co Ltd	711,800	8,529,550
Japan Post Insurance Co Ltd	74,200	2,289,383
MS&AD Insurance Group Holdings Inc	513,500	13,082,739
Sompo Holdings Inc	354,200	12,214,420
T&D Holdings Inc	184,600	4,536,274
Tokio Marine Holdings Inc	733,300	27,331,960
		80,247,366
TOTAL FINANCIALS		340,311,140
Health Care - 1.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	136,900	22,884,486
Olympus Corp	454,700	5,409,038
Sysmex Corp	201,000	1,901,916
Terumo Corp	532,000	6,959,231
		37,154,671
Health Care Technology - 0.0%
M3 Inc	176,200	2,174,138
Pharmaceuticals - 1.0%
Astellas Pharma Inc	722,400	10,048,509
Chugai Pharmaceutical Co Ltd	268,100	15,314,068
Daiichi Sankyo Co Ltd	718,300	13,158,990
Eisai Co Ltd	104,800	2,921,765
Kyowa Kirin Co Ltd	94,500	1,529,305
Otsuka Holdings Co Ltd	173,400	10,354,028
Shionogi & Co Ltd	301,900	6,215,876
Takeda Pharmaceutical Co Ltd	635,003	21,615,321
		81,157,862
TOTAL HEALTH CARE		120,486,671
Industrials - 5.8%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd (c)	115,100	1,108,161
Building Products - 0.2%
Agc Inc	78,130	2,877,118
Daikin Industries Ltd	105,300	12,618,139
		15,495,257
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	157,140	2,810,060
Secom Co Ltd	158,400	5,802,763
TOPPAN Holdings Inc	94,100	2,896,694
		11,509,517
Construction & Engineering - 0.2%
Kajima Corp	168,900	6,875,614
Obayashi Corp	254,000	5,723,042
Taisei Corp	58,500	5,817,492
		18,416,148
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	56,600	4,019,346
Fujikura Ltd	100,400	12,695,968
Mitsubishi Electric Corp	759,100	23,691,219
NIDEC CORP	333,200	4,766,347
		45,172,880
Ground Transportation - 0.3%
Central Japan Railway Co	308,300	8,580,047
East Japan Railway Co	384,900	9,682,190
Hankyu Hanshin Holdings Inc	96,000	2,677,281
Seibu Holdings Inc	83,900	2,220,021
Tokyo Metro Co Ltd	116,200	1,240,763
Tokyu Corp	199,700	2,252,367
West Japan Railway Co	163,700	3,341,486
		29,994,155
Industrial Conglomerates - 0.8%
Hikari Tsushin Inc	7,100	1,950,252
Hitachi Ltd	1,828,600	63,452,669
Sekisui Chemical Co Ltd	149,500	2,640,110
		68,043,031
Machinery - 1.5%
Daifuku Co Ltd	128,900	4,612,614
Ebara Corp	184,500	5,550,737
FANUC Corp	372,500	14,957,588
IHI Corp	410,600	9,466,405
Kawasaki Heavy Industries Ltd	60,300	5,016,558
Komatsu Ltd	379,500	14,525,447
Kubota Corp	390,400	5,977,338
Makita Corp	89,420	3,091,796
MINEBEA MITSUMI Inc	144,910	2,935,466
Mitsubishi Heavy Industries Ltd	1,279,100	37,661,743
SMC Corp	22,900	8,902,865
Toyota Industries Corp	65,070	8,306,138
		121,004,695
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (c)	140,300	2,020,733
Mitsui OSK Lines Ltd (c)	137,500	4,299,318
Nippon Yusen KK	164,600	5,409,560
		11,729,611
Passenger Airlines - 0.0%
ANA Holdings Inc (c)	63,800	1,238,815
Japan Airlines Co Ltd	57,700	1,090,357
		2,329,172
Professional Services - 0.3%
Recruit Holdings Co Ltd	561,800	29,592,131
Trading Companies & Distributors - 1.8%
ITOCHU Corp	2,372,100	30,368,984
Marubeni Corp	563,400	18,621,033
Mitsubishi Corp	1,286,400	34,174,946
Mitsui & Co Ltd	985,800	32,072,260
MonotaRO Co Ltd	100,100	1,350,244
Sumitomo Corp	435,100	17,669,016
Toyota Tsusho Corp	275,620	9,984,012
		144,240,495
TOTAL INDUSTRIALS		498,635,253
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.7%
Keyence Corp	77,600	28,300,233
Kyocera Corp	512,500	7,643,125
Murata Manufacturing Co Ltd	666,000	13,530,161
Shimadzu Corp	94,600	2,545,324
TDK Corp	775,900	10,011,616
Yokogawa Electric Corp	91,200	3,021,928
		65,052,387
IT Services - 0.6%
Fujitsu Ltd	702,600	19,522,291
NEC Corp	517,300	17,414,920
Nomura Research Institute Ltd	150,820	4,581,318
Obic Co Ltd	129,300	3,590,089
Otsuka Corp	91,000	1,800,478
TIS Inc	84,900	2,467,564
		49,376,660
Semiconductors & Semiconductor Equipment - 1.8%
Advantest Corp	305,800	50,396,932
Disco Corp	36,800	15,686,022
Kioxia Holdings Corp (b)	75,400	10,406,720
Lasertec Corp	32,000	7,351,599
Renesas Electronics Corp	709,200	11,790,774
SCREEN Holdings Co Ltd (c)	32,400	4,115,947
Tokyo Electron Ltd	178,800	47,642,884
		147,390,878
Software - 0.0%
Oracle Corp Japan	15,400	1,040,863
Trend Micro Inc/Japan	50,600	1,978,095
		3,018,958
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	346,000	10,474,347
FUJIFILM Holdings Corp	446,800	8,924,946
		19,399,293
TOTAL INFORMATION TECHNOLOGY		284,238,176
Materials - 0.8%
Chemicals - 0.6%
Asahi Kasei Corp	517,900	5,018,035
Mitsubishi Chemical Group Corp	511,100	3,368,584
Nippon Paint Holdings Co Ltd	378,600	2,506,305
Nippon Sanso Holdings Corp	69,200	2,096,210
Nitto Denko Corp	271,000	5,999,263
Shin-Etsu Chemical Co Ltd	673,400	22,144,480
Toray Industries Inc	553,500	4,071,852
		45,204,729
Metals & Mining - 0.2%
JFE Holdings Inc	229,700	3,096,111
JX Advanced Metals Corp	222,400	3,645,112
Nippon Steel Corp (c)	1,930,300	8,043,662
Sumitomo Metal Mining Co Ltd	98,630	5,573,426
		20,358,311
TOTAL MATERIALS		65,563,040
Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	3,110	2,883,723
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	117,000	2,374,799
Daiwa House Industry Co Ltd	223,800	7,606,539
Hulic Co Ltd	184,100	2,187,644
Mitsubishi Estate Co Ltd	424,400	10,804,704
Mitsui Fudosan Co Ltd	1,055,100	12,050,202
Sumitomo Realty & Development Co Ltd	242,900	6,741,119
		41,765,007
TOTAL REAL ESTATE		44,648,730
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	272,360	3,957,984
Kansai Electric Power Co Inc/The	378,300	6,032,854
		9,990,838
Gas Utilities - 0.1%
Osaka Gas Co Ltd	143,030	5,354,845
Tokyo Gas Co Ltd	125,900	5,569,342
		10,924,187
TOTAL UTILITIES		20,915,025
TOTAL JAPAN		1,914,807,906
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	77,365	2,157,649
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	84,820	1,501,083
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	47,243	3,815,805
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	187,208	10,203,284
TOTAL LUXEMBOURG		15,520,172
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	786,000	4,004,404
Sands China Ltd	968,800	2,111,937

TOTAL MACAU		6,116,341
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	88,239	4,469,863
NETHERLANDS - 4.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,552,502	7,603,401
Entertainment - 0.1%
Universal Music Group NV	439,193	10,767,938
TOTAL COMMUNICATION SERVICES		18,371,339
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	51,747	3,821,377
Heineken NV	114,958	9,489,744
		13,311,121
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	358,527	14,007,340
Food Products - 0.0%
JDE Peet's NV	68,222	2,557,012
Magnum Ice Cream Co NV/The	195,491	3,474,489
		6,031,501
TOTAL CONSUMER STAPLES		33,349,962
Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	232,747	8,569,039
ING Groep NV	1,205,961	35,564,906
		44,133,945
Capital Markets - 0.0%
Euronext NV (d)	30,398	4,248,205
Financial Services - 0.2%
Adyen NV (b)(d)(e)	10,065	14,924,837
EXOR NV	37,278	3,053,355
		17,978,192
Insurance - 0.2%
ASR Nederland NV	62,582	4,538,428
NN Group NV	107,359	8,498,289
		13,036,717
TOTAL FINANCIALS		79,397,059
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	24,574	20,666,033
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	307,435	8,828,252
TOTAL HEALTH CARE		29,494,285
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	43,331	1,546,522
Wolters Kluwer NV	92,797	8,713,927
		10,260,449
Trading Companies & Distributors - 0.0%
IMCD NV	23,587	2,202,598
TOTAL INDUSTRIALS		12,463,047
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.8%
ASM International NV	18,702	15,735,142
ASML Holding NV	154,913	222,130,686
BE Semiconductor Industries NV	29,143	5,682,596
		243,548,424
Software - 0.1%
Nebius Group NV Class A (b)(c)	84,660	7,212,185
TOTAL INFORMATION TECHNOLOGY		250,760,609
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	68,250	4,781,410
TOTAL NETHERLANDS		428,617,711
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	371,257	2,476,754
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	234,371	5,490,776
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	676,235	3,363,151
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	66,025	4,310,298
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	337,021	1,897,305
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	526,527	1,791,174
TOTAL UTILITIES		3,688,479
TOTAL NEW ZEALAND		19,329,458
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	245,791	4,134,587
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	185,829	4,272,108
Orkla ASA	279,982	3,320,071
Salmar ASA	27,038	1,608,720
TOTAL CONSUMER STAPLES		9,200,899
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	126,051	3,683,168
Equinor ASA	306,072	8,226,765
TOTAL ENERGY		11,909,933
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	353,765	10,164,246
Insurance - 0.0%
Gjensidige Forsikring ASA	79,863	2,270,546
TOTAL FINANCIALS		12,434,792
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	175,504	6,023,867
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	552,744	4,907,197
TOTAL NORWAY		48,611,275
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	99,777	1,561,173
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	113,246	2,672,641
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	166,452	3,300,894
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,016,029	3,269,026
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	1,252,011	6,406,736
TOTAL PORTUGAL		15,649,297
SINGAPORE - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,966,500	10,705,182
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	152,679	17,785,577
Financials - 1.0%
Banks - 0.9%
DBS Group Holdings Ltd	849,405	39,528,949
Oversea-Chinese Banking Corp Ltd	1,351,464	22,554,501
United Overseas Bank Ltd	500,172	15,074,764
		77,158,214
Capital Markets - 0.1%
Singapore Exchange Ltd	342,200	4,742,541
TOTAL FINANCIALS		81,900,755
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	623,200	4,801,006
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	946,751	4,071,029
Industrial Conglomerates - 0.1%
Keppel Ltd	581,300	4,994,583
Passenger Airlines - 0.0%
Singapore Airlines Ltd	624,590	3,117,795
TOTAL INDUSTRIALS		16,984,413
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	270,225	7,634,618
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,429,495	4,564,494
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,563,589	3,503,049
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	934,665	2,263,005
TOTAL REAL ESTATE		10,330,548
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	356,800	1,691,300
TOTAL SINGAPORE		147,032,393
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	446,664	20,710,833
SPAIN - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	197,344	6,103,883
Telefonica SA (c)	1,470,900	5,954,647
TOTAL COMMUNICATION SERVICES		12,058,530
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	179,792	12,054,455
Specialty Retail - 0.4%
Industria de Diseno Textil SA	435,369	28,329,519
TOTAL CONSUMER DISCRETIONARY		40,383,974
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	450,301	8,871,428
Financials - 2.0%
Banks - 2.0%
Banco Bilbao Vizcaya Argentaria SA	2,300,184	58,387,124
Banco de Sabadell SA	2,005,082	7,855,073
Banco Santander SA	5,940,898	75,853,796
Bankinter SA	269,146	4,600,444
CaixaBank SA	1,555,424	20,531,892
		167,228,329
Insurance - 0.0%
Mapfre SA	368,816	1,686,625
TOTAL FINANCIALS		168,914,954
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	119,061	1,522,781
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	70,823	7,945,872
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (b)	71,050	39,077
		7,984,949
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	299,288	9,305,382
TOTAL INDUSTRIALS		17,290,331
Utilities - 0.8%
Electric Utilities - 0.8%
Acciona SA	9,856	2,119,262
Endesa SA	126,799	4,672,864
Iberdrola SA	2,532,728	56,942,694
Iberdrola SA	35,095	787,277
Redeia Corp SA	161,934	2,798,536
		67,320,633
Gas Utilities - 0.0%
Naturgy Energy Group SA	96,724	3,035,980
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	125,795	1,908,622
TOTAL UTILITIES		72,265,235
TOTAL SPAIN		321,307,233
SWEDEN - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	941,971	4,288,176
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	218,539	3,997,859
TOTAL COMMUNICATION SERVICES		8,286,035
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	53,048	3,445,812
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	197,023	3,944,884
TOTAL CONSUMER DISCRETIONARY		7,390,696
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	240,616	7,109,754
Financials - 0.9%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	604,205	12,979,470
Svenska Handelsbanken AB A Shares	582,004	9,175,329
Swedbank AB A1 Shares	338,809	13,187,211
		35,342,010
Capital Markets - 0.1%
EQT AB	197,083	7,478,423
Financial Services - 0.4%
Industrivarden AB A Shares	47,871	2,391,535
Industrivarden AB C Shares	61,663	3,086,092
Investor AB B Shares	727,069	28,013,481
L E Lundbergforetagen AB B Shares	30,313	1,803,636
		35,294,744
TOTAL FINANCIALS		78,115,177
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	78,472	2,968,853
Industrials - 1.8%
Aerospace & Defense - 0.1%
Saab AB B Shares	127,836	9,974,135
Building Products - 0.2%
Assa Abloy AB B Shares	399,967	16,172,239
Nibe Industrier AB B Shares	604,840	2,315,469
		18,487,708
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	196,381	3,243,070
Construction & Engineering - 0.0%
Skanska AB B Shares	135,858	4,131,791
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	59,092	1,473,402
Lifco AB B Shares	93,063	3,199,090
		4,672,492
Machinery - 1.3%
Alfa Laval AB	115,430	6,704,853
Atlas Copco AB A Shares	1,071,763	22,102,109
Atlas Copco AB B Shares	623,160	11,203,938
Epiroc AB A Shares	262,989	7,372,421
Epiroc AB B Shares	155,620	3,881,983
Indutrade AB	109,037	2,558,376
Sandvik AB	425,487	16,800,928
SKF AB B Shares	136,155	3,555,392
Trelleborg AB B Shares	80,952	3,271,706
Volvo AB B Shares	634,112	23,041,999
		100,493,705
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	103,767	3,387,645
Beijer Ref AB B Shares	163,281	2,325,253
		5,712,898
TOTAL INDUSTRIALS		146,715,799
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,117,001	12,097,305
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	828,522	9,341,617
TOTAL INFORMATION TECHNOLOGY		21,438,922
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	113,435	7,979,610
Paper & Forest Products - 0.0%
Holmen AB B Shares	28,111	1,053,432
Svenska Cellulosa AB SCA B Shares	242,555	3,037,554
		4,090,986
TOTAL MATERIALS		12,070,596
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	286,557	2,156,697
Sagax AB B Shares	87,749	1,935,748
TOTAL REAL ESTATE		4,092,445
TOTAL SWEDEN		288,188,277
SWITZERLAND - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,338	8,471,797
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	35,098	2,147,513
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	214,553	41,646,821
Swatch Group AG/The	11,549	2,733,933
		44,380,754
TOTAL CONSUMER DISCRETIONARY		46,528,267
Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (c)	1,424	2,490,457
Chocoladefabriken Lindt & Spruengli AG	44	6,488,584
Chocoladefabriken Lindt & Spruengli AG	364	5,207,736
TOTAL CONSUMER STAPLES		14,186,777
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise	12,023	1,626,810
Capital Markets - 0.9%
Julius Baer Group Ltd	82,205	6,871,596
Partners Group Holding AG	9,057	12,301,727
UBS Group AG	1,266,953	59,639,635
		78,812,958
Insurance - 0.7%
Helvetia Baloise Holding AG	31,735	8,033,813
Swiss Life Holding AG	11,390	12,470,728
Zurich Insurance Group AG	58,413	41,556,292
		62,060,833
TOTAL FINANCIALS		142,500,601
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,226	5,535,521
Straumann Holding AG	44,549	5,357,898
		10,893,419
Life Sciences Tools & Services - 0.2%
Lonza Group AG	28,027	19,042,952
Pharmaceuticals - 0.3%
Galderma Group AG	61,721	11,504,731
Sandoz Group AG	166,829	13,203,025
		24,707,756
TOTAL HEALTH CARE		54,644,127
Industrials - 1.1%
Building Products - 0.2%
Belimo Holding AG	3,927	4,292,497
Geberit AG	13,539	10,326,104
		14,618,601
Electrical Equipment - 0.6%
ABB Ltd	625,526	53,856,595
Machinery - 0.2%
Schindler Holding AG	9,212	3,390,226
Schindler Holding AG participation certificate	16,397	6,325,057
VAT Group AG (d)(e)	10,776	6,986,522
		16,701,805
Marine Transportation - 0.0%
Kuehne + Nagel International AG	19,279	4,456,578
Professional Services - 0.1%
SGS SA	66,065	7,930,706
TOTAL INDUSTRIALS		97,564,285
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	60,969	5,255,772
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	68,917	5,434,354
EMS-Chemie Holding AG	2,800	2,176,832
Givaudan SA	3,685	14,243,296
Sika AG	60,847	11,675,970
TOTAL MATERIALS		33,530,452
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	32,030	5,440,190
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	8,434	1,591,774
TOTAL SWITZERLAND		409,714,042
UNITED KINGDOM - 11.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	2,387,111	6,250,263
Interactive Media & Services - 0.0%
Autotrader Group PLC (d)(e)	345,379	2,545,958
Media - 0.1%
Informa PLC	516,441	6,218,714
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	7,642,229	11,254,912
TOTAL COMMUNICATION SERVICES		26,269,847
Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
Next PLC	46,426	8,426,859
Diversified Consumer Services - 0.0%
Pearson PLC	230,181	3,027,560
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	677,475	20,314,385
Entain PLC	242,613	2,008,476
InterContinental Hotels Group PLC	57,776	7,788,205
Whitbread PLC	69,030	2,573,014
		32,684,080
Household Durables - 0.0%
Barratt Redrow PLC	542,467	2,888,494
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,005,972	1,125,719
Kingfisher PLC	694,221	3,199,242
		4,324,961
TOTAL CONSUMER DISCRETIONARY		51,351,954
Consumer Staples - 2.3%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	82,954	7,606,882
Diageo PLC	888,572	20,446,306
		28,053,188
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	687,500	3,014,133
Marks & Spencer Group PLC	821,914	4,122,064
Tesco PLC	2,595,424	15,102,257
		22,238,454
Food Products - 0.0%
Associated British Foods PLC	128,590	3,360,608
Household Products - 0.3%
Reckitt Benckiser Group PLC	269,452	22,461,487
Personal Care Products - 0.7%
Unilever PLC	869,852	59,175,534
Tobacco - 0.8%
British American Tobacco PLC	872,541	52,713,344
Imperial Brands PLC	305,499	12,866,940
		65,580,284
TOTAL CONSUMER STAPLES		200,869,555
Financials - 3.7%
Banks - 2.8%
Barclays PLC	5,572,652	37,192,254
HSBC Holdings PLC	6,870,491	121,201,817
Lloyds Banking Group PLC	23,628,353	35,281,965
NatWest Group PLC	3,206,919	29,230,378
Standard Chartered PLC	776,708	19,873,186
		242,779,600
Capital Markets - 0.5%
3i Group PLC	396,440	18,212,106
London Stock Exchange Group PLC	186,466	20,723,344
Schroders PLC	289,124	1,786,632
		40,722,082
Financial Services - 0.1%
M&G PLC	912,234	3,862,102
Wise PLC Class A (b)	265,890	3,429,379
		7,291,481
Insurance - 0.3%
Admiral Group PLC	103,911	3,910,132
Aviva PLC	1,220,203	10,615,729
Legal & General Group PLC	2,273,881	8,248,494
Phoenix Group Holdings PLC	280,619	2,839,569
		25,613,924
TOTAL FINANCIALS		316,407,087
Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	321,762	5,483,874
Pharmaceuticals - 1.3%
Astrazeneca PLC	618,899	115,309,607
Hikma Pharmaceuticals PLC	66,381	1,388,828
		116,698,435
TOTAL HEALTH CARE		122,182,309
Industrials - 1.9%
Aerospace & Defense - 1.1%
BAE Systems PLC	1,199,279	32,556,760
Melrose Industries PLC	503,576	4,313,567
Rolls-Royce Holdings PLC	3,359,106	56,154,097
		93,024,424
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	1,008,227	6,257,880
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,069,500	8,623,707
DCC PLC	34,049	2,159,956
Smiths Group PLC	130,261	4,473,890
		15,257,553
Machinery - 0.0%
Spirax Group PLC	29,368	2,919,491
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	471,640	2,697,457
Professional Services - 0.3%
Intertek Group PLC	61,621	3,764,004
RELX PLC	728,398	25,823,180
		29,587,184
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	168,245	10,790,320
Bunzl PLC	129,606	3,634,550
		14,424,870
TOTAL INDUSTRIALS		164,168,859
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	151,483	7,346,066
Software - 0.0%
Sage Group PLC/The	384,401	5,035,876
TOTAL INFORMATION TECHNOLOGY		12,381,942
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	282,271	2,512,527
Industrial REITs - 0.1%
Segro PLC	513,050	5,325,614
TOTAL REAL ESTATE		7,838,141
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	481,274	15,996,321
Multi-Utilities - 0.4%
Centrica PLC	1,883,771	4,922,038
National Grid PLC	1,980,228	33,643,193
		38,565,231
Water Utilities - 0.1%
Severn Trent PLC	108,134	4,332,419
United Utilities Group PLC	272,164	4,644,023
		8,976,442
TOTAL UTILITIES		63,537,994
TOTAL UNITED KINGDOM		965,007,688
UNITED STATES - 9.1%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	62,407	31,225,342
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	804,712	7,903,728
Consumer Staples - 1.1%
Food Products - 1.1%
Nestle SA	1,028,327	98,129,700
Energy - 1.5%
Energy Equipment & Services - 0.0%
Tenaris SA	149,672	3,324,657
Oil, Gas & Consumable Fuels - 1.5%
BP PLC	6,279,320	39,814,392
Shell PLC	2,311,765	88,863,117
		128,677,509
TOTAL ENERGY		132,002,166
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	527,719	4,144,962
Swiss Re AG	119,237	19,041,210
TOTAL FINANCIALS		23,186,172
Health Care - 4.2%
Health Care Equipment & Supplies - 0.2%
Alcon AG	199,437	16,103,561
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	82,101	4,342,348
Pharmaceuticals - 4.0%
GSK PLC	1,622,264	41,954,439
Haleon PLC	3,554,373	18,589,028
Novartis AG	758,767	112,578,122
Roche Holding AG	12,761	5,876,613
Roche Holding AG non-voting shares	280,412	127,514,533
Sanofi SA	440,898	41,587,146
		348,099,881
TOTAL HEALTH CARE		368,545,790
Industrials - 1.1%
Construction & Engineering - 0.2%
Ferrovial SE	204,973	13,853,850
Electrical Equipment - 0.7%
Schneider Electric SE	218,816	62,734,979
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,210	2,971,056
AP Moller - Maersk A/S Series B	1,533	3,790,690
		6,761,746
Professional Services - 0.2%
Experian PLC	366,189	13,869,313
TOTAL INDUSTRIALS		97,219,888
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	20,147	8,679,932
Monday.com Ltd (b)	17,226	1,976,684
TOTAL INFORMATION TECHNOLOGY		10,656,616
Materials - 0.3%
Construction Materials - 0.3%
Buzzi SpA	30,762	1,747,342
Holcim AG	203,645	20,989,462
TOTAL MATERIALS		22,736,804
TOTAL UNITED STATES		791,606,206
TOTAL COMMON STOCKS (Cost $4,860,926,070)		8,513,924,994

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	55,880	10,464,225
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	22,809	2,363,003
Dr Ing hc F Porsche AG (d)(e)	45,444	2,211,437
Porsche Automobil Holding SE	61,107	2,614,492
Volkswagen AG	82,278	9,980,740
TOTAL CONSUMER DISCRETIONARY		17,169,672
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	65,066	5,719,663
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,457	2,922,789
TOTAL GERMANY		25,812,124
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $32,107,734)		36,276,349

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $2,966,567)	3.82	2,970,000	2,967,036

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	83,455,151	83,471,842
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	62,943,658	62,949,952
TOTAL MONEY MARKET FUNDS (Cost $146,421,794)			146,421,794

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,042,422,165)	8,699,590,173
NET OTHER ASSETS (LIABILITIES) - (0.2)% (f)	(20,947,898)
NET ASSETS - 100.0%	8,678,642,275

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	848	3/2026	128,760,320	4,522,370

The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,829,474 or 1.1% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $84,135,457 or 1.0% of net assets.

(f)	Includes $1,013,289 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,967,036.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,367,792	486,523,286	443,425,576	735,909	6,340	-	83,471,842	83,455,151	0.1%
Fidelity Securities Lending Cash Central Fund	28,363,099	78,057,700	43,469,609	79,750	(1,238)	-	62,949,952	62,943,658	0.2%
Total	68,730,891	564,580,986	486,895,185	815,659	5,102	-	146,421,794

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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